MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 4

Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXXXX	9217234	XXXXXXXXXX	XXXXXXXXXX	Appraised Value	XXXXXXXXXX	Yes
XXXXXXXXXX	9217234	XXXXXXXXXX	XXXXXXXXXX	Property City	Yes	Yes